Income Taxes - Reconciliation of Beginning and Ending Gross Amounts of Unrecognized Tax Benefits (Details) - Sarcos Corp and Subsidiaries - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards [Line Items]
Unrecognized tax benefits at the beginning of year	$ 1,388
Gross increases – current year tax positions	666	$ 668
Gross increases – prior year tax positions		720
Unrecognized tax benefits at end of year	$ 2,054	$ 1,388